Accounts Receivable, net	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Receivables [Abstract]
Accounts Receivable, net

3. Accounts Receivable, net

Accounts receivables consist of the following at:

(Dollars in thousands)	September 30, 2024	December 31, 2023
Data hosting	$1,750	$2,456
Related party receivable	-	8
Demand response service receivable	631	268
Proprietary mining Coinbase receivable	31	216
Other	244	-
	2,656	2,948
Less: Allowance for expected credit losses	(611)	-
	$2,045	$2,948

The Company’s allowance for expected credit loss was $611 thousand as of September 30, 2024 and $0 as of December 31, 2023. In the nine months ended September 30, 2024, one of the Company’s borrowers from a note receivable were having financial difficulty and securing financing, as such the Company fully reserved the note balance and incurred a provision on credit loss of approximately $244 thousand. The Company increased its reserve by $367 thousand due to an unresolved pricing dispute with a Bitcoin hosting customer.

3. Accounts Receivable

Accounts receivables consist of the following at:

(Dollars in thousands)	December 31, 2023	December 31, 2022
Data hosting	$2,456	53
Related party receivable	8	247
Demand response service receivable	268	-
Proprietary mining Coinbase receivable	216	20
Total	$2,948	$320